Income Taxes - Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 560,738	¥ 301,349
Carryforward of unused tax losses	261,294	218,783
Carryforward of unused tax credit	¥ 3,850	¥ 6,202